SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries

	As of December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Total Assets	1,283,378	1,805,066	259,282
Total Liabilities	336,147	598,691	85,997

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Net Revenues	197,208	666,112	95,681
Net Expenses	(231,285)	(456,501)	(65,572)

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Cash flows from operating activities	828	431,660	62,004
Cash flows from investing activities	(959,492)	(489,998)	(70,384)
Cash flows from financing activities	970,937	62,612	8,994
Net increase in cash and restricted cash	12,273	4,274	614

Schedule of cash and restricted cash

	As of December 31,
	2018	2019	2019
	RMB	RMB	(Note2)USD
			(unaudited)
Cash	257,789	209,507	30,094
Restricted cash	73,226	89,157	12,807
Total	331,015	298,664	42,901